FINANCIAL INSTRUMENTS AND DERIVATIVES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized gain (loss)	$ 11,294	$ (2,136)	$ 3,877
Unrealized gain (loss)	10,945	(4,210)	(3,063)
Net gain (loss) on derivative contracts	$ 22,239	$ (6,346)	$ 814